Financial Instruments - Changes in fair value of outstanding warrant and tranche liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrant liabilities
Changes in fair value of outstanding warrant and tranche liabilities
Fair value at beginning of the period	$ 369	$ 391	$ 391	$ 3,399
Change in Unrealized (Gains) Losses	(1)	(19)	(22)	379
Issuances (Settlements)	(106)			(3,387)
Fair value at end of the period	262	$ 372	369	391
Issuances				3,397
Settlements				10
Put option liability
Changes in fair value of outstanding warrant and tranche liabilities
Fair value at beginning of the period				5,140
Change in Unrealized (Gains) Losses				70
Issuances (Settlements)				$ (5,210)
Series B-2 tranche liabilities
Changes in fair value of outstanding warrant and tranche liabilities
Fair value at beginning of the period	4,702
Change in Unrealized (Gains) Losses	(2,241)		(1,645)
Issuances (Settlements)	(1,502)		6,347
Fair value at end of the period	959		4,702
Settlements	12,082
Series B-3 warrant liabilities
Changes in fair value of outstanding warrant and tranche liabilities
Fair value at beginning of the period	15,819
Change in Unrealized (Gains) Losses	(1,248)		3,853
Issuances (Settlements)	2,619		11,966
Fair value at end of the period	17,190		$ 15,819
Issuances	$ 14,701